CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED SHARES AND CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Redeemable Convertible Preferred Stock [Member]	Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated deficit [Member]	Total
Begining Balance at Dec. 31, 2018	$ 26,699	$ 30		$ 10,337		$ (40,313)	$ (29,946)
Begining Balance, (in Shares) at Dec. 31, 2018	16,416,749	8,265,988
Issuance of ordinary shares upon exercise of options			[1]	50			50
Issuance of ordinary shares upon exercise of options, shares		35,292
Share-based compensation				1,092			1,092
Net loss						(4,448)	(4,448)
Ending Balance at Mar. 31, 2019	$ 26,699	$ 30		11,479		(44,761)	(33,252)
Ending Balance, (in Shares) at Mar. 31, 2019	16,416,749	8,301,280
Begining Balance at Dec. 31, 2018	$ 26,699	$ 30		10,337		(40,313)	(29,946)
Begining Balance, (in Shares) at Dec. 31, 2018	16,416,749	8,265,988
Net loss							(12,662)
Ending Balance at Jun. 30, 2019		$ 140		153,802		(52,975)	100,967
Ending Balance, (in Shares) at Jun. 30, 2019		34,039,741
Begining Balance at Mar. 31, 2019	$ 26,699	$ 30		11,479		(44,761)	(33,252)
Begining Balance, (in Shares) at Mar. 31, 2019	16,416,749	8,301,280
Issuance of ordinary shares upon exercise of options		$ 2		624			626
Issuance of ordinary shares upon exercise of options, shares		448,240
Share-based compensation				2,643			2,643
Conversion of redeemable preferred shares	$ (26,699)	$ 70		26,629			26,699
Conversion of redeemable preferred shares, shares	(16,416,749)	16,416,749
Issuance of ordinary shares upon initial public offering, net		$ 38		112,427			112,465
Issuance of ordinary shares upon initial public offering, net, shares		8,873,472
Net loss						(8,214)	(8,214)
Ending Balance at Jun. 30, 2019		$ 140		153,802		(52,975)	100,967
Ending Balance, (in Shares) at Jun. 30, 2019		34,039,741
Begining Balance at Dec. 31, 2019		$ 145		162,609		(68,432)	$ 94,322
Begining Balance, (in Shares) at Dec. 31, 2019		35,230,253					35,230,253
Issuance of ordinary shares upon exercise of options		$ 2		576			$ 578
Issuance of ordinary shares upon exercise of options, shares		376,769
Share-based compensation				3,655			3,655
Net loss						(17,044)	(17,044)
Ending Balance at Mar. 31, 2020		$ 147		166,840		(85,476)	81,511
Ending Balance, (in Shares) at Mar. 31, 2020		35,607,022
Begining Balance at Dec. 31, 2019		$ 145		162,609		(68,432)	$ 94,322
Begining Balance, (in Shares) at Dec. 31, 2019		35,230,253					35,230,253
Net loss							$ (25,857)
Ending Balance at Jun. 30, 2020		$ 147		170,534	(10)	(94,289)	$ 76,382
Ending Balance, (in Shares) at Jun. 30, 2020		35,714,399					35,714,399
Begining Balance at Mar. 31, 2020		$ 147		166,840		(85,476)	$ 81,511
Begining Balance, (in Shares) at Mar. 31, 2020		35,607,022
Issuance of ordinary shares upon exercise of options			[1]	157			157
Issuance of ordinary shares upon exercise of options, shares		107,377
Share-based compensation				3,537			3,537
Other comprehensive loss					(10)		(10)
Net loss						(8,813)	(8,813)
Ending Balance at Jun. 30, 2020		$ 147		$ 170,534	$ (10)	$ (94,289)	$ 76,382
Ending Balance, (in Shares) at Jun. 30, 2020		35,714,399					35,714,399

[1]	Represents an amount less than 0.5 thousand